Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Feb. 05, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 30, 2023
C000243995
Account Value [Line Items]
Line Graph and Table Measure Name		AHLT (NAV)
Account Value	$ 10,389	$ 10,389	$ 10,834	$ 11,046	$ 10,904	$ 10,501	$ 10,156		$ 9,542	$ 9,598	$ 9,712	$ 10,708	$ 10,636	$ 10,036	$ 10,000
C000247981
Account Value [Line Items]
Line Graph and Table Measure Name	MGNR (NAV)
Account Value	$ 11,808	$ 11,808	11,903	12,754	11,855	11,356	10,184	$ 10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 12,445	$ 12,445	12,295	11,870	11,309	11,790	11,423		$ 10,844	$ 10,665	$ 10,201	$ 9,347	$ 9,548	$ 10,026	$ 10,000
AMERICAN BEACON INDEX: S&P 500 TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index TR
Account Value	$ 11,214	11,214	11,079	10,695	10,190	10,624	10,293	10,000
AMERICAN BEACON INDEX: S&P Global Natural Resources Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Account Value	$ 11,018	$ 11,018	$ 10,867	$ 11,364	$ 11,058	$ 11,063	$ 10,213	$ 10,000